Note 2 - Allowance For Loan Losses (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Details
Financing Receivable, 90 Days or More Past Due, Still Accruing	$ 0	$ 0
Ratio of bankrupt accounts to total principal loan balances	2.19%	2.09%